Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments (Detail) $ in Thousands						1 Months Ended	12 Months Ended
	Jun. 29, 2022 CLP ($)	Apr. 26, 2022 CLP ($)	Apr. 22, 2022 CLP ($)	Nov. 12, 2021 CLP ($)	Nov. 23, 2020 CLP ($)	Oct. 31, 2020 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 USD ($)	Jun. 29, 2022 CLF	Apr. 26, 2022 CLF	Apr. 22, 2022 CLF	Dec. 31, 2021 CLP ($)	Nov. 12, 2021 CLF	Nov. 23, 2020 CLF
Disclosure Of Other Provisions [Line Items]
Provision amount							$ 6,004,761,000
Outstanding balance							50,465,996,000					$ 28,192,597,000
Enel Distribucion Chile S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages							$ 2,344,896,000
Fine imposed by Superintendence of electricity and fuels | CLF									CLF 10,000	CLF 43,200	CLF 9,375		CLF 35,611	CLF 15,000
Fine of illegality claim against the superintendence of electricity and fuels	$ 611,570,000	$ 2,641,982,000	$ 573,347,000	$ 2,177,862,000	$ 917,355,000
Tort Liability lawsuit [Member] | Enel Chile SA [Member] | Inversiones Tricahue [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages						$ 72,558,025,000
Tort Liability lawsuit [Member] | Enel Chile SA [Member] | Inversiones Tricahue Subsidiary [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages						$ 12,431,395,000
Enel Generacion Chile [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Financial expense coverage ratio							1.85%
Energy purchase commitments [Member]
Disclosure Of Other Provisions [Line Items]
Future energy purchase commitments							$ 12,862,690,830					$ 7,347,166,465
Credit Agreement One [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit								$ 150,000
Debt past due, threshold								150,000
Debt past due threshold, principal individually								150,000
Bonds outstanding								0
Delinquent debts								150,000
Credit Agreement One [Member] | Enel Distribucion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Delinquent debts								0
Credit Agreement One [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Delinquent debts								0
Credit Agreement Two [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit								150,000
Debt past due, threshold								150,000
Debt past due threshold, principal individually								150,000
Bonds outstanding								0
Delinquent debts								150,000
Yankee Bonds [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit								150,000
Debt past due, threshold								150,000
Debt past due threshold, principal individually								150,000
Bonds outstanding								0
Delinquent debts								150,000
Yankee Bonds One [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit								30,000
Debt past due threshold, principal individually								30,000
Bonds outstanding								0
Delinquent debts								30,000
Yankee Bonds Two [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Debt past due, threshold								150,000
Bonds outstanding								0
Yankee Bonds Three [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit								50,000
Debt past due, threshold								150,000
Debt past due threshold, principal individually								50,000
Delinquent debts								50,000
Series H And M Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit								50,000
Debt past due threshold, principal individually								50,000
Delinquent debts								50,000
Outstanding balance								$ 0
Financial debt to capitalization ratio, maximum							0.64%
Debt to capitalization ratio							0.30%	0.30%
Minimum equity requirement							$ 761,661
Equity							$ 2,071,385
Financial expense coverage ratio							11.96%
Series H Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Net asset position								$ 169,640
Series H Bonds [Member] | Enel Generacion Chile [Member] | Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Net asset position								$ 500,000